Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of stock options activity for the years ended December 31, 2015, 2016 and 2017 is as follows:

	Number of Stock options	Weighted Average exercise price		Weighted Average remaining contractual term	Aggregate intrinsic Value

Outstanding as of December 31, 2014	6,910,812	US$	4.48
Granted	86,000	US$	0.84
Forfeited or cancelled	(453,818)	US$	(7.43)
Outstanding as of December 31, 2015	6,542,994	US$	4.23	4.49 years
Granted	817,881	US$	0.50
Forfeited or cancelled	(32,300)	US$	(5.98)
Outstanding as of December 31, 2016	7,328,575	US$	3.81	4.12 years	—
Forfeited or cancelled	(2,142,357)	US$	(5.99)
Outstanding as of December 31, 2017	5,186,218	US$	2.90	3.39 years
Vested and expected to vest as of December 31, 2017	5,186,218	US$	2.90	3.39 years
Exercisable as of December 31, 2017	4,757,278	US$	4.23	2.95 years

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The weighted average option fair value of US$0.57 per share or an aggregate of US$49 on the date of grant during the year ended December 31, 2015 and the weighted average option fair value of US$ 0.34 per share or an aggregate of US$ 279 on the date of grant during the year ended December 31, 2016, was determined based on the Black-Scholes option pricing model, using the following weighted average assumptions. No stock options were granted in 2017.

	Year ended December 31, 2015	Year ended December 31, 2016

Expected volatility	76.23%~78.53%	79.77%~81.25%
Expected dividends yield	—	—
Expected term	6.25 years	5.75~6.25 years
Risk-free interest rate (per annum)	1.38%~1.40%	0.89%~1.30%
Estimated fair value of underlying ordinary shares (per share)	US$0.34~0.78	US$0.34~0.35

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
The amount of compensation cost recognized for stock options for the years ended December 31, 2015, 2016 and 2017 is as follows:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$

Cost of revenues	1,525	—	—	—
Selling expenses	2,721	659	—	—
General and administrative expenses	6,409	821	1,073	165
Research and development expenses	1,295	—	—	—
Total compensation cost recognized for stock options	11,950	1,480	1,073	165